Income Taxes - Reconciliation of income tax at the federal statutory rate to the actual effective income tax rate (benefit) (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory rate	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(34.00%)
Foreign rate differential					0.20%	0.70%	(0.00%)
State income taxes, net of federal benefit					(0.00%)	(2.50%)	(0.80%)
Nondeductible loan costs					1.80%	1.50%	(0.00%)
Nondeductible transaction costs					(0.00%)	1.60%	(0.00%)
Other differences					3.20%	0.20%	0.60%
Expiration of tax credits					1.90%	0.00%	0.00%
Uncertain tax positions					0.60%	0.30%	(0.00%)
Valuation allowance					23.70%	(15.20%)	42.60%
Effective income tax rate	34.60%	(5.20%)	14.40%	(7.50%)	(3.60%)	(48.40%)	8.40%